Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Operating expenses:
Research and development	$ 2,928	$ 3,294	$ 9,522	$ 8,659
General and administrative	3,388	2,584	10,389	8,573
Total operating expenses	6,316	5,878	19,911	17,232
Operating loss	(6,316)	(5,878)	(19,911)	(17,232)
Other income (expense):
Interest income	43	50	152	133
Interest expense	(18)	(32)	(58)	(117)
Derivatives gain (loss)	(3,059)	(336)	(2,264)	(788)
Other income (expense), net	(3,034)	(318)	(2,170)	(772)
Net loss	$ (9,350)	$ (6,196)	$ (22,081)	$ (18,004)
Net loss per share, basic and diluted (in dollars per share)	$ (0.28)	$ (0.19)	$ (0.68)	$ (0.59)
Weighted average number of common shares outstanding, basic and diluted	33,445,002	31,968,357	32,516,190	30,687,263
Other comprehensive loss:
Net loss	$ (9,350)	$ (6,196)	$ (22,081)	$ (18,004)
Other comprehensive loss:
Comprehensive loss	$ (9,350)	$ (6,196)	$ (22,081)	$ (18,004)